Accounts Receivable - Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 537,118	$ 952,402
Trade Accounts Receivable
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, gross, current	509,483	932,857
Allowance for doubtful accounts	(12,469)	(9,059)
Accounts receivables, net, current, total	497,014	923,798
Other Receivables
Accounts Notes And Loans Receivable [Line Items]
Accounts receivables, net, current, total	$ 40,104	$ 28,604